Annual Total Returns[BarChart] - Ashmore Emerging Markets Small-Cap Equity Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.19%	9.09%	(10.68%)	(3.78%)	9.33%	28.90%	(22.01%)	15.24%	43.40%